Fair Value - Change in number and fair value of the Private and Representative Warrants (Details) - USD ($) $ in Thousands	3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Fair Value
Beginning balance	$ 41	$ 82	$ 206	$ 205
Beginning balance (in shares)	4,170,000	4,170,000	4,170,000	4,170,000
Change in value	$ 124	$ (41)	$ (124)	$ 1	$ 1
Ending balance	$ 165	$ 41	$ 82	$ 206	$ 206
Ending balance (in shares)	4,170,000	4,170,000	4,170,000	4,170,000	4,170,000
Private Warrants
Fair Value
Beginning balance	$ 40	$ 81	$ 203	$ 203
Beginning balance (in shares)	4,120,000	4,120,000	4,120,000	4,120,000
Change in value	$ 123	$ (41)	$ (122)
Ending balance	$ 163	$ 40	$ 81	$ 203	$ 203
Ending balance (in shares)	4,120,000	4,120,000	4,120,000	4,120,000	4,120,000
Representative Warrants
Fair Value
Beginning balance	$ 1	$ 1	$ 3	$ 2
Beginning balance (in shares)	50,000	50,000	50,000	50,000
Change in value	$ 1		$ (2)	$ 1
Ending balance	$ 2	$ 1	$ 1	$ 3	$ 3
Ending balance (in shares)	50,000	50,000	50,000	50,000	50,000